SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Restricted cash (Details)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Reconciliation of cash and restricted cash reported within the consolidated balance sheets that sum to the total of the same such amounts shown in the consolidated statements of cash flows
Cash	¥ 227,004,137	$ 34,789,906	¥ 279,945,942
Restricted cash, current	168,469,077	25,819,016	221,656,071
Total cash and restricted cash	¥ 395,473,214	$ 60,608,922	¥ 501,602,013	$ 76,873,872	¥ 748,322,305	¥ 281,885,525